Goodwill	6 Months Ended
Jun. 30, 2025
Goodwill [Abstract]
Goodwill

Note 9 – Goodwill

Changes in the carrying amount of goodwill were as follows:

As at	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Beginning of year	2,213,460	2,213,460	1,734,958
Acquisition (Note 10)	-	-	-
End of period	2,213,460	2,213,460	1,734,958

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At June 30, 2025, the Company’s reporting unit had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market conditions, overall financial performance related to the operation, consider plans and strategies of the reporting unit. The qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit exceeded its carrying value, resulting in no impairment being recorded.